SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
Schedule of Outstanding RSUs
	Outstanding RSUs
		Weighted average
	Number of	grant date
	RSUs	fair value

Outstanding as of January 1, 2015	-	$-
Granted	28,841,700	0.265
Forfeited and expired	(201,800)	0.265
Vested	28,639,900	0.265

Outstanding as of December 31, 2015	28,639,900	$0.265

Exercisable as of December 31, 2015	28,639,900	$0.265

Schedule of fair value assumptions
	March 15, 2013	April 18, 2014	September 1, 2015
Expected volatility(1)	65%	58%	60.3% - 65.1%
Risk-free interest rate(2)	0.90%	1.8%	0.47% - 0.88%
Expected dividend yield(3)	nil	nil	nil
Exercise price(4)	$0.2	$0.01	$0.01 - $0.20
Fair value of the underlying ordinary shares(5)	$$0.0611	$$0.0590	$0.38

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)        Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)        Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)        Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(5)        Fair value of underlying ordinary shares

Summary of information regarding share options granted
Options	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value

Outstanding as of January 1, 2015	39,249,022	$0.07	$0.11	2.51	$3,512,311
Granted	—	$—	$—	—	—
Forfeited and expired	(1,079,202)	$0.02	$0.08	—	—
Exercised	(6,866,280)	$0.02	$0.08	—	—
Outstanding as of December 31, 2015	31,303,540	$0.08	$0.26	1.34	$1,734,975
Exercisable as of December 31, 2015	31,303,540	$0.08	$0.26	1.34	$1,734,975